Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (“Compensation Actually Paid”) to our Principal Executive Officer (the “PEO”) and the other named executive officers (the “Non-PEO NEOs”) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

Pay Versus Performance

Year	Summary Compensation Table Total for PEO-1 ($)(1)(2)	Compensation Actually Paid to PEO-1 ($)(1)(3)	Summary Compensation Table Total for PEO-2 ($)(1)(2)	Compensation Actually Paid to PEO-2 ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(3)	Value of Initial Fixed $100 Investment Based on Company Total Shareholder Return (TSR) ($)(4)	Net Income (Loss) ($)(5)
2024	564,937	530,459	795,842	1,967,685	1,322,517	1,456,117	27.33	(8,910,538)
2023	397,195	406,197	—	—	437,454	648,377	45.99	(9,570,000)
2022	765,766	(915,928)	—	—	496,456	270,802	32.90	(7,546,732)

____________

(1)      NEOs included in the above compensation columns reflect the following:

Year	PEO	Non-PEO NEOs
2024	David I. Bruce (former) (“PEO-1”) Patrick Mercer (current) (“PEO-2”)	Fuad Ahmad and Bassem BouHabib
2023	David I. Bruce	Patrick Mercer and Fuad Ahmad
2022	David I. Bruce	Patrick Mercer and Fuad Ahmad

(2)      2024 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our Non-PEO NEOs reflect the following adjustments from total compensation reported in the Summary Compensation Table:

(3)      Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (a) for RSU awards, closing price of a share of our Common Stock on applicable year-end date(s) or, in the case of vesting dates, the closing price of a share of our Common Stock on the applicable vesting date (or if there was no closing price on such day, the last trading day immediately prior to the applicable vesting date), and (b) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing price of a share of our Common Stock on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in-the-money options, an expected life equal to the original ratio of expected life relative to the seven year contractual life multiplied by the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

(4)      Total Shareholder Return (“TSR”) illustrates the value, as of the last day of each period indicated, of $100 invested in the Common Stock of IRIDEX on December 31, 2021, the last trading day in fiscal year 2021.

(5)      The dollar amounts reported are the Company’s net income/loss reflected in the Company’s audited financial statements.

Named Executive Officers, Footnote	NEOs included in the above compensation columns reflect the following:
Year	PEO	Non-PEO NEOs
2024	David I. Bruce (former) (“PEO-1”) Patrick Mercer (current) (“PEO-2”)	Fuad Ahmad and Bassem BouHabib
2023	David I. Bruce	Patrick Mercer and Fuad Ahmad
2022	David I. Bruce	Patrick Mercer and Fuad Ahmad

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 1,322,517	$ 437,454	$ 496,456
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 1,456,117	648,377	270,802
Adjustment to Non-PEO NEO Compensation Footnote
	PEO-1 ($)	PEO-2 ($)	Average Non-PEO NEOs ($)
Total Reported in 2024 SCT	564,937	795,842	1,322,517
Less, value of equity awards reported in SCT	—	—	—
Plus, year-end value of equity awards granted in fiscal year that are unvested and outstanding at fiscal year-end	—	534,400	66,800
Plus, change in fair value of equity awards granted in a prior year that are outstanding and unvested at fiscal year-end	—	596,789	66,800
Plus, fair value of equity awards granted in fiscal year and that vested in fiscal year	—	—	—
Plus, change in fair value of equity awards granted in a prior year that vested in fiscal year	(34,478)	40,654	—
Less, fair value of as of immediately prior year-end of equity awards granted in a prior year that failed to vest in fiscal year	—	—	—
Total adjustments	(34,478)	1,171,843	133,600
Compensation Actually Paid for fiscal year 2024	530,459	1,967,685	1,456,117

2023 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our Non-PEO NEOs reflect the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO ($)	Average Non-PEO NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	397,195	437,454
Less, value of equity awards reported in SCT	—	76,073
Plus, year-end value of equity awards granted in fiscal year that are unvested and outstanding at fiscal year-end	—	107,059
Plus, change in fair value of equity awards granted in a prior year that are outstanding and unvested at fiscal year-end	69,910	19,273
Plus, fair value of equity awards granted in fiscal year and that vested in fiscal year	—	—
Plus, change in fair value of equity awards granted in a prior year that vested in fiscal year	(60,908)	8,519
Less, fair value as of immediately prior year-end of equity awards granted in a prior year that failed to vest in fiscal year	—	—
Total adjustments	9,002	210,923
Compensation Actually Paid for fiscal year 2023	406,197	648,377

2022 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our Non-PEO NEOs reflect the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO ($)	Average Non-PEO NEOs ($)
Total Reported in 2022 SCT	765,766	496,456
Less, value of equity awards reported in SCT	(306,460)	(91,250)
Plus, year-end value of equity awards granted in fiscal year that are unvested and outstanding at fiscal year-end	291,060	86,665
Plus, change in fair value of equity awards granted in a prior year that are outstanding and unvested at fiscal year-end	(1,304,163)	(117,175)
Plus, fair value of equity awards granted in fiscal year and that vested in fiscal year	—	—
Plus, change in fair value of equity awards granted in a prior year that vested in fiscal year	(362,132)	(103,894)
Less, fair value as of immediately prior year-end of equity awards granted in a prior year that failed to vest in fiscal year	—	—
Total adjustments	(1,681,694)	(225,655)
Compensation Actually Paid for fiscal year 2022	(915,928)	270,802

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and TSR

The following graph shows the relationship between the Compensation Actually Paid to each of our PEOs, which are David Bruce (“PEO-1”) and Patrick Mercer (“PEO-2”), the average Compensation Actually Paid to our Non-PEO NEOs, and the Company’s TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income/Loss

The following graph shows the relationship between the Compensation Actually Paid to each of our PEOs, the average Compensation Actually Paid to our Non-PEO NEOs, and the Company’s Net Loss during the three most recently completed fiscal years.

Total Shareholder Return Amount	[4]	$ 27.33	45.99	32.9
Net Income (Loss)	[5]	(8,910,538)	$ (9,570,000)	$ (7,546,732)
PEO Name			David I. Bruce	David I. Bruce
PEO-1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1],[2]	564,937	$ 397,195	$ 765,766
PEO Actually Paid Compensation Amount	[2],[3]	$ 530,459	406,197	(915,928)
PEO Name		David I. Bruce
PEO-1 [Member] | Less, value of equity awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO-1 [Member] | Plus, year-end value of equity awards granted in fiscal year that are unvested and outstanding at fiscal year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO-1 [Member] | Plus, change in fair value of equity awards granted in a prior year that are outstanding and unvested at fiscal year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO-1 [Member] | Plus, fair value of equity awards granted in fiscal year and that vested in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO-1 [Member] | Plus, change in fair value of equity awards granted in a prior year that vested in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(34,478)
PEO-1 [Member] | Less, fair value of as of immediately prior year-end of equity awards granted in a prior year that failed to vest in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO-1 [Member] | Total adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(34,478)
PEO-2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1],[2]	795,842
PEO Actually Paid Compensation Amount	[1],[2]	$ 1,967,685
PEO Name		Patrick Mercer
PEO-2 [Member] | Less, value of equity awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO-2 [Member] | Plus, year-end value of equity awards granted in fiscal year that are unvested and outstanding at fiscal year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		534,400
PEO-2 [Member] | Plus, change in fair value of equity awards granted in a prior year that are outstanding and unvested at fiscal year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		596,789
PEO-2 [Member] | Plus, fair value of equity awards granted in fiscal year and that vested in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO-2 [Member] | Plus, change in fair value of equity awards granted in a prior year that vested in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		40,654
PEO-2 [Member] | Less, fair value of as of immediately prior year-end of equity awards granted in a prior year that failed to vest in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO-2 [Member] | Total adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,171,843
PEO | Less, value of equity awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(306,460)
PEO | Plus, year-end value of equity awards granted in fiscal year that are unvested and outstanding at fiscal year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				291,060
PEO | Plus, change in fair value of equity awards granted in a prior year that are outstanding and unvested at fiscal year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			69,910	(1,304,163)
PEO | Plus, fair value of equity awards granted in fiscal year and that vested in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Plus, change in fair value of equity awards granted in a prior year that vested in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(60,908)	(362,132)
PEO | Total adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,002	(1,681,694)
PEO | Less, fair value as of immediately prior year-end of equity awards granted in a prior year that failed to vest in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Less, value of equity awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			76,073	(91,250)
Non-PEO NEO | Plus, year-end value of equity awards granted in fiscal year that are unvested and outstanding at fiscal year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		66,800	107,059	86,665
Non-PEO NEO | Plus, change in fair value of equity awards granted in a prior year that are outstanding and unvested at fiscal year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		66,800	19,273	(117,175)
Non-PEO NEO | Plus, fair value of equity awards granted in fiscal year and that vested in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Plus, change in fair value of equity awards granted in a prior year that vested in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,519	(103,894)
Non-PEO NEO | Less, fair value of as of immediately prior year-end of equity awards granted in a prior year that failed to vest in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 133,600	210,923	(225,655)
Non-PEO NEO | Less, fair value as of immediately prior year-end of equity awards granted in a prior year that failed to vest in fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	2024 Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our Non-PEO NEOs reflect the following adjustments from total compensation reported in the Summary Compensation Table:
[2]	NEOs included in the above compensation columns reflect the following:
Year	PEO	Non-PEO NEOs
2024	David I. Bruce (former) (“PEO-1”) Patrick Mercer (current) (“PEO-2”)	Fuad Ahmad and Bassem BouHabib
2023	David I. Bruce	Patrick Mercer and Fuad Ahmad
2022	David I. Bruce	Patrick Mercer and Fuad Ahmad

[3]	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (a) for RSU awards, closing price of a share of our Common Stock on applicable year-end date(s) or, in the case of vesting dates, the closing price of a share of our Common Stock on the applicable vesting date (or if there was no closing price on such day, the last trading day immediately prior to the applicable vesting date), and (b) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing price of a share of our Common Stock on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in-the-money options, an expected life equal to the original ratio of expected life relative to the seven year contractual life multiplied by the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.
[4]	Total Shareholder Return (“TSR”) illustrates the value, as of the last day of each period indicated, of $100 invested in the Common Stock of IRIDEX on December 31, 2021, the last trading day in fiscal year 2021.
[5]	The dollar amounts reported are the Company’s net income/loss reflected in the Company’s audited financial statements.